Earnings per Share	6 Months Ended
Jun. 30, 2020
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Earnings per Share
Note 17. Earnings per Share
Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.
Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to equity holders of the parent by the weighted average number of shares outstanding during the period plus the weighted average number of shares for the effects of dilutive potential shares.
On January 31, 2019, the Board Directors of Coca Cola FEMSA approved:

(i)	An eight-for-one stock split (the “Stock Split”) of each series of shares of the Company;

(ii)	The issuance of Series B ordinary shares with full voting rights;

(iii)
The creation of units, comprised of 3 Series B shares and 5 Series L shares, to be listed for trading on the Mexican Stock Exchange (“BMV”) and in the form of American depositary shares (ADSs) on the New York Stock Exchange (“NYSE”); and

(iv)	Amendments to the Company’s bylaws mainly to give effect to the matters approved in paragraphs (i), (ii), and (iii), described above.
On March 22,
2019, the CNBV (Mexican National Banking and Securities Commission) approved and authorized the stock split.
As a result, (i) the percentage of ownership held by the Company’s shareholders did not change, and (ii) the percentage of ordinary shares with full voting rights was adjusted proportionally due to the issuance of the Series B shares, as set forth in the table below.

The capital stock of the Company prior to and immediately after the stock split is as follows:
Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.223%	62.964%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.777%	37.036%
L	Public float	525,208,065	25.0%	0%

Total		2,100,832,262	100%	100%

Outstanding shares after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.223%	55.968%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.777%	32.921%
B	Public float	1,575,624,195	9.375%	11.11%
L	Public float	2,626,040,325	15.625%	0%

Total		16,806,658,096	100%	100%

The earnings per share for the
six-month
periods ended June 30, 2020 and 2019 have been adjusted retrospectively for comparative purposes based on the number of shares resulting from the stock split.
Basic and diluted earnings per share amounts are as follows:

	June 2020
	Per Series “A” Share	Per Series “D” Share	Per Series “B” Share	Per Series “L” Share
Consolidated net income	2,079	1,223	413	688
Consolidated net income attributable to equity holders of the parent- controlling operations	2,200	1,294	437	728
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626

	June 2019
	Per Series “A” Share	Per Series “D” Share	Per Series “B” Share	Per Series “L” Share
Consolidated net income	3,002	1,765	596	993
Consolidated net income attributable to equity holders of the parent- controlling operations	2,874	1,691	571	951
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626